OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2014	2013

Warranty accruals	$6,607	$6,202
Accrued expenses	9,204	8,632
Accrued commission	4,412	3,466
Employees and related expenses	7,225	5,658
Tax authorities	5,106	3,837
Other payables	41	36

	$32,595	$27,831